Federal Home Loan Bank Borrowings (Tables)	6 Months Ended
Jun. 30, 2013
Federal Home Loan Bank Borrowings [Abstract]
Federal Home Loan Bank (FHLB) Borrowings and Advances

	At June 30, 2013
Type	Maturing	Amount	Weighted Average Rate
Open Repo Plus	Overnight	$34,292	0.25%
Advances	2015	4,000	0.52
	2016	6,000	0.71
	2017	5,000	0.91
	2018	1,000	1.13
Total advances		16,000	0.75
Total FHLB borrowings		$50,292	0.41%

	At December 31, 2012
Type	Maturing	Amount	Weighted Average Rate
Open Repo Plus	Overnight	$15,660	0.25%
Advances	2015	4,000	0.52
	2016	5,000	0.74
	2017	4,000	0.92
Total advances		13,000	0.73
Total FHLB borrowings		$28,660	0.47%